Personnel costs - Summary of Personal Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Salaries	€ 6,625	€ 6,508	€ 6,590
Social security charges (including defined-contribution pension plans)	1,929	1,874	1,949
Stock options and other share-based payment expense	244	274	252
Defined-benefit plans(a)	273	162	168
Other employee benefits	269	261	229
Total	€ 9,340	€ 9,079	€ 9,188